Note 6 - Real Estate Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disclosure of Long-Lived Assets Held-for-sale [Table Text Block]
	As at December 31,
	2022	2021

Real estate held for sale
Real estate held for sale - current	$45,353	$44,089
Liabilities related to real estate held for sale - current	$1,353	$23,095

Net real estate held for sale	$44,000	$20,994